Acquisition - Schedule Of Preliminary Allocation of the Consideration for the Net Assets (Detail) - Tuhura Biosciences Inc. and Subsidiary [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Oct. 18, 2024
Assets Acquired:
Cash		$ 70,097
Liabilities Assumed:
Goodwill	$ 13,554,163
Kineta [Member]
Purchase Consideration
Exclusivity cash deposit	5,994,502
Equity issued to Kineta shareholders	6,396,017
Holdback liability to be issued in equity	2,519,644
Cash previously advanced for clinical trial funding and working capital	1,650,000
Fair value of consideration	16,560,163
Assets Acquired:
Cash	390,721
Acquired in-process research and development	8,261,000
Total assets acquired	8,651,721
Liabilities Assumed:
Accrued expenses, assumed debt, and severance liabilities	(5,645,721)
Total liabilities assumed	(5,645,721)
Net assets acquired	3,006,000
Goodwill	$ 13,554,163